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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-07701
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                          GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GE LIFESTYLE CONSERVATIVE ALLOCATION

SCHEDULE OF INVESTMENTS -
DECEMBER 31,2007 (UNAUDITED)

                                                                  NUMBER OF SHARES                           VALUE
---------------------------------------------------------------------------------------------------------------------
EQUITY - 93.5%
---------------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class Y)                                              96,918                        $1,161,081
GE International Equity Fund (Class Y)                                      13,135                           300,265
GE Small-Cap Value Equity Fund (Class Y)                                     7,278                            92,940
GE U.S. Equity Fund (Class Y)                                               22,507                           606,330
                                                                                                           2,160,616

---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.4%
---------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   4.96%                                                                   146,786                            146,786

TOTAL INVESTMENTS                                                                                           2,307,402
   (Cost $2,336,328)

OTHER ASSETS AND LIABILITIES - 0.1%                                                                             3,416

                                                                                                          ----------
NET ASSETS - 100.0%                                                                                       $ 2,310,818
                                                                                                          ===========

GE LIFESTYLE MODERATE ALLOCATION

SCHEDULE OF INVESTMENTS -
DECEMBER 31,2007 (UNAUDITED)

                                                                  NUMBER OF SHARES                           VALUE
-----------------------------------------------------------------------------------------------------------------------------
EQUITY - 95.6%
-----------------------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class Y)                                             190,560                         $2,282,906
GE International Equity Fund (Class Y)                                      70,397                          1,609,269
GE Small-Cap Value Equity Fund (Class Y)                                    62,564                            798,949
GE U.S. Equity Fund (Class Y)                                               87,770                          2,364,525
                                                                                                            7,055,649
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.4%
-----------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   4.96%                                                                   325,839                            325,839

TOTAL INVESTMENTS                                                                                           7,381,488
   (Cost $6,795,609)

OTHER ASSETS AND LIABILITIES - 0.0% *                                                                           2,479

                                                                                                          -----------
NET ASSETS - 100.0%                                                                                       $ 7,383,967
                                                                                                          ===========

* Less than 0.1%

GE LIFESTYLE AGGRESSIVE ALLOCATION

SCHEDULE OF INVESTMENTS -
DECEMBER 31,2007 (UNAUDITED)

                                                                  NUMBER OF SHARES                           VALUE
-----------------------------------------------------------------------------------------------------------------------------
EQUITY - 97.1%
-----------------------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class Y)                                             161,004                        $ 1,928,828
GE International Equity Fund (Class Y)                                     133,356                          3,048,531
GE Small-Cap Value Equity Fund (Class Y)                                   160,292                          2,046,924
GE U.S. Equity Fund (Class Y)                                              148,231                          3,993,344
                                                                                                           11,017,627

-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.9%
-----------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   4.96%                                                                   331,652                            331,652

TOTAL INVESTMENTS                                                                                          11,349,279
   (Cost $10,456,579)

OTHER ASSETS AND LIABILITIES - 0.0% *                                                                             961
                                                                                                          -----------
NET ASSETS - 100.0%                                                                                       $11,350,240
                                                                                                          ===========

*   Less than 0.1%

GE LIFESTYLE CONSERVATIVE STRATEGY

SCHEDULE OF INVESTMENTS -
DECEMBER 31,2007 (UNAUDITED)

                                                                  NUMBER OF SHARES                           VALUE
-----------------------------------------------------------------------------------------------------------------------------
EQUITY - 92.4%
-----------------------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class A)                                             128,428                        $ 1,538,574
GE International Equity Fund (Class A)                                      17,521                            396,143
GE Small-Cap Value Equity Fund (Class A)                                     9,898                            122,932
GE U.S. Equity Fund (Class A)                                               29,691                            804,633
                                                                                                            2,862,282

-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.7%
-----------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
  4.96%                                                                    236,691                            236,691

TOTAL INVESTMENTS                                                                                           3,098,973
  (Cost $3,095,886)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1)%                                                            (2,140)

                                                                                                          -----------
NET ASSETS - 100.0%                                                                                       $ 3,096,833
                                                                                                          ===========

GE LIFESTYLE MODERATE STRATEGY

SCHEDULE OF INVESTMENTS -
DECEMBER 31,2007 (UNAUDITED)

                                                                  Number of Shares                           VALUE
-----------------------------------------------------------------------------------------------------------------------------
Equity - 95.9%
-----------------------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class A)                                             493,611                        $ 5,913,467
GE International Equity Fund (Class A)                                     184,322                          4,167,522
GE Small-Cap Value Equity Fund (Class A)                                   166,770                          2,071,280
GE U.S. Equity Fund (Class A)                                              225,951                          6,123,261
                                                                                                          $18,275,530
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.2%
-----------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
   4.96%                                                                   807,117                            807,117

TOTAL INVESTMENTS                                                                                          19,082,647
 (Cost $17,645,330)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1)%                                                          (14,448)

                                                                                                          -----------
NET ASSETS - 100.0%                                                                                       $19,068,199
                                                                                                          ===========

GE LIFESTYLE AGGRESSIVE STRATEGY

SCHEDULE OF INVESTMENTS -
DECEMBER 31,2007 (UNAUDITED)


                                                                  NUMBER OF SHARES                           VALUE
-----------------------------------------------------------------------------------------------------------------------------
EQUITY - 96.3%
-----------------------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class A)                                             135,296                        $1,620,852
GE International Equity Fund (Class A)                                     114,883                         2,597,509
GE Small-Cap Value Equity Fund (Class A)                                   136,401                         1,694,096
GE U.S. Equity Fund (Class A)                                              125,092                         3,389,989
                                                                                                           9,302,446

-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.8%
-----------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   4.96%                                                                   371,597                           371,597

TOTAL INVESTMENTS                                                                                          9,674,043
   (Cost $8,920,533)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1)%                                                          (10,627)
                                                                                                         -----------
NET ASSETS - 100.0%                                                                                       $9,663,416
                                                                                                         ===========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Lifestyle Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  February 04, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  February 04, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Lifestyle Funds

Date:  February 04, 2008